SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Medical equipment	$ 2,995	$ 2,746
Total	2,995	2,746
Less, accumulated depreciation	(1,499)	(249)
Equipment, net	$ 1,496	$ 2,497